Condensed Consolidating Financial Information Condensed Consolidating Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and equivalents	$ 107,337	$ 59,770	$ 69,214	$ 48,247	$ 95,689	$ 108,906
Receivables, net	438,800	311,808		281,764	191,085
Intercompany receivables, net	0	0		0
Inventory	1,018,169	900,803		736,846	492,688
Deferred income taxes	53,129	53,485		45,690
Prepaid income taxes	13,825	29,537		17,597
Prepaid expenses and other current assets	44,391	28,948		19,591
Total Current Assets	1,675,651	1,384,351		1,149,735
Property and Equipment, net	531,897	494,379		424,098	331,312
Intangible Assets:
Goodwill	1,920,916	1,690,284		1,476,063	1,032,973	938,783
Other intangibles, net	154,429	106,715		108,910
Investment in Subsidiaries	0	0		0
Intercompany Notes Receivable	0	0		0
Other Assets	78,166	47,727		40,898
Total Assets	4,361,059	3,723,456		3,199,704	2,299,509
Current Liabilities:
Accounts payable	284,900	219,335		210,875
Intercompany payables, net	0	0		0
Accrued expenses:
Accrued payroll-related liabilities	66,366	44,400		53,256
Other accrued expenses	146,641	90,422		77,769
Income taxes payable	16,473	2,748		7,262
Contingent consideration liabilities	49,275	42,255		600
Other current liabilities	17,735	17,068		18,407
Current portion of long-term obligations	61,123	71,716		29,524
Total Current Liabilities	642,513	487,944		397,693
Long-Term Obligations, Excluding Current Portion	1,250,932	1,046,762		926,552
Intercompany Notes Payable	0	0		0
Deferred Income Taxes	118,693	102,275		88,796
Contingent Consideration Liabilities	5,210	47,754		81,782
Other Noncurrent Liabilities	89,605	74,627		60,796
Stockholders’ Equity	2,254,106	1,964,094		1,644,085	1,414,161	1,179,434
Total Liabilities and Stockholders’ Equity	4,361,059	3,723,456		3,199,704
Parent Company
Current Assets:
Cash and equivalents	35,966	18,396	13,410	9,908	70,335	74,386
Receivables, net	929	0		0
Intercompany receivables, net	4,719	1,781		2,416
Inventory	0	0		0
Deferred income taxes	4,774	4,778		3,049
Prepaid income taxes	11,444	26,538		15,989
Prepaid expenses and other current assets	361	1,065		482
Total Current Assets	58,193	52,558		31,844
Property and Equipment, net	737	970		1,097
Intangible Assets:
Goodwill	0	0		0
Other intangibles, net	0	0		0
Investment in Subsidiaries	2,303,747	1,923,997		1,602,727
Intercompany Notes Receivable	953,682	711,624		781,338
Other Assets	55,236	41,692		35,283
Total Assets	3,371,595	2,730,841		2,452,289
Current Liabilities:
Accounts payable	413	52		241
Intercompany payables, net	0	0		0
Accrued expenses:
Accrued payroll-related liabilities	4,636	3,731		11,076
Other accrued expenses	27,813	2,258		2,077
Income taxes payable	0	0		914
Contingent consideration liabilities	0	0		0
Other current liabilities	286	286		305
Current portion of long-term obligations	24,421	32,300		16,080
Total Current Liabilities	57,569	38,627		30,693
Long-Term Obligations, Excluding Current Portion	1,021,876	691,670		749,125
Intercompany Notes Payable	0	0		0
Deferred Income Taxes	0	0		0
Contingent Consideration Liabilities	0	0		0
Other Noncurrent Liabilities	38,044	36,450		28,386
Stockholders’ Equity	2,254,106	1,964,094		1,644,085
Total Liabilities and Stockholders’ Equity	3,371,595	2,730,841		2,452,289
Guarantor Subsidiaries
Current Assets:
Cash and equivalents	12,218	18,253	19,213	17,433	21,372	23,456
Receivables, net	123,256	94,435		214,805
Intercompany receivables, net	0	5,970		0
Inventory	666,819	690,365		595,223
Deferred income taxes	45,643	45,255		40,068
Prepaid income taxes	0	0		0
Prepaid expenses and other current assets	23,291	16,608		14,257
Total Current Assets	871,227	870,886		881,786
Property and Equipment, net	412,699	408,944		359,815
Intangible Assets:
Goodwill	1,238,664	1,226,718		1,080,358
Other intangibles, net	57,398	61,815		68,133
Investment in Subsidiaries	254,421	142,334		124,578
Intercompany Notes Receivable	94,334	39,239		0
Other Assets	20,055	17,830		15,771
Total Assets	2,948,798	2,767,766		2,530,441
Current Liabilities:
Accounts payable	93,076	97,678		92,218
Intercompany payables, net	1,236	0		4,966
Accrued expenses:
Accrued payroll-related liabilities	38,172	25,697		30,520
Other accrued expenses	57,245	48,805		50,399
Income taxes payable	0	0		0
Contingent consideration liabilities	1,875	1,518		600
Other current liabilities	14,339	16,241		11,723
Current portion of long-term obligations	3,906	9,940		2,253
Total Current Liabilities	209,849	199,879		192,679
Long-Term Obligations, Excluding Current Portion	5,925	7,549		6,498
Intercompany Notes Payable	611,004	681,275		750,545
Deferred Income Taxes	101,698	102,702		89,497
Contingent Consideration Liabilities	733	2,500		3,111
Other Noncurrent Liabilities	44,893	35,383		30,404
Stockholders’ Equity	1,974,696	1,738,478		1,457,707
Total Liabilities and Stockholders’ Equity	2,948,798	2,767,766		2,530,441
Non-Guarantor Subsidiaries
Current Assets:
Cash and equivalents	59,153	23,121	36,591	20,906	3,982	11,064
Receivables, net	314,615	217,373		66,959
Intercompany receivables, net	1,236	0		4,966
Inventory	351,350	210,438		141,623
Deferred income taxes	2,712	3,452		2,573
Prepaid income taxes	2,381	2,999		1,608
Prepaid expenses and other current assets	20,739	11,275		4,852
Total Current Assets	752,186	468,658		243,487
Property and Equipment, net	118,461	84,465		63,186
Intangible Assets:
Goodwill	682,252	463,566		395,705
Other intangibles, net	97,031	44,900		40,777
Investment in Subsidiaries	0	0		0
Intercompany Notes Receivable	0	0		0
Other Assets	15,453	3,528		2,324
Total Assets	1,665,383	1,065,117		745,479
Current Liabilities:
Accounts payable	191,411	121,605		118,416
Intercompany payables, net	4,719	7,751		2,416
Accrued expenses:
Accrued payroll-related liabilities	23,558	14,972		11,660
Other accrued expenses	61,583	39,359		25,293
Income taxes payable	16,473	2,748		6,348
Contingent consideration liabilities	47,400	40,737		0
Other current liabilities	3,110	541		6,379
Current portion of long-term obligations	32,796	29,476		11,191
Total Current Liabilities	381,050	257,189		181,703
Long-Term Obligations, Excluding Current Portion	223,131	347,543		170,929
Intercompany Notes Payable	437,012	69,588		30,793
Deferred Income Taxes	29,573	14,896		11,779
Contingent Consideration Liabilities	4,477	45,254		78,671
Other Noncurrent Liabilities	6,668	2,794		2,006
Stockholders’ Equity	583,472	327,853		269,598
Total Liabilities and Stockholders’ Equity	1,665,383	1,065,117		745,479
Consolidation, Eliminations
Current Assets:
Cash and equivalents	0	0	0	0	0	0
Receivables, net	0	0		0
Intercompany receivables, net	(5,955)	(7,751)		(7,382)
Inventory	0	0		0
Deferred income taxes	0	0		0
Prepaid income taxes	0	0		0
Prepaid expenses and other current assets	0	0		0
Total Current Assets	(5,955)	(7,751)		(7,382)
Property and Equipment, net	0	0		0
Intangible Assets:
Goodwill	0	0		0
Other intangibles, net	0	0		0
Investment in Subsidiaries	(2,558,168)	(2,066,331)		(1,727,305)
Intercompany Notes Receivable	(1,048,016)	(750,863)		(781,338)
Other Assets	(12,578)	(15,323)		(12,480)
Total Assets	(3,624,717)	(2,840,268)		(2,528,505)
Current Liabilities:
Accounts payable	0	0		0
Intercompany payables, net	(5,955)	(7,751)		(7,382)
Accrued expenses:
Accrued payroll-related liabilities	0	0		0
Other accrued expenses	0	0		0
Income taxes payable	0	0		0
Contingent consideration liabilities	0	0		0
Other current liabilities	0	0		0
Current portion of long-term obligations	0	0		0
Total Current Liabilities	(5,955)	(7,751)		(7,382)
Long-Term Obligations, Excluding Current Portion	0	0		0
Intercompany Notes Payable	(1,048,016)	(750,863)		(781,338)
Deferred Income Taxes	(12,578)	(15,323)		(12,480)
Contingent Consideration Liabilities	0	0		0
Other Noncurrent Liabilities	0	0		0
Stockholders’ Equity	(2,558,168)	(2,066,331)		(1,727,305)
Total Liabilities and Stockholders’ Equity	$ (3,624,717)	$ (2,840,268)		$ (2,528,505)